Plant and equipment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 210,400,000
Property, plant and equipment at end of period	295,600,000
Employee salaries capitalized to assets under construction	2,000,000	$ 0
Share-based compensation cost capitalized to assets under construction	200,000	0
Borrowing costs capitalised	$ 5,700,000	$ 0
Capitalisation rate of borrowing costs eligible for capitalisation	12.60%
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	$ 253,100,000
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	32,100,000
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	1,900,000
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	200,000
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	8,300,000
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	217,600,000
Additions other than through business combinations, property, plant and equipment	87,100,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	304,700,000
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	167,100,000
Additions other than through business combinations, property, plant and equipment	86,600,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	(600,000)
Property, plant and equipment at end of period	253,100,000
Gross carrying amount | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,200,000
Additions other than through business combinations, property, plant and equipment	0
Increase (decrease) through transfers from construction in progress, property, plant and equipment	600,000
Property, plant and equipment at end of period	38,800,000
Gross carrying amount | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,100,000
Additions other than through business combinations, property, plant and equipment	300,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0
Property, plant and equipment at end of period	2,400,000
Gross carrying amount | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	300,000
Additions other than through business combinations, property, plant and equipment	0
Property, plant and equipment at end of period	300,000
Gross carrying amount | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,900,000
Additions other than through business combinations, property, plant and equipment	200,000
Property, plant and equipment at end of period	10,100,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7,200,000)
Depreciation	(1,900,000)
Property, plant and equipment at end of period	(9,100,000)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Depreciation	0
Property, plant and equipment at end of period	0
Accumulated depreciation | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,300,000)
Depreciation	(1,400,000)
Property, plant and equipment at end of period	(6,700,000)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(300,000)
Depreciation	(200,000)
Property, plant and equipment at end of period	(500,000)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(100,000)
Depreciation	0
Property, plant and equipment at end of period	(100,000)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,500,000)
Depreciation	(300,000)
Property, plant and equipment at end of period	$ (1,800,000)